Accumulated Other Comprehensive Loss (Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Loss [Abstract]
Unrealized (losses) gains on available for sale securities	$ (2,647)	$ (1,683)	$ (866)
Unrecognized expense for defined benefit pension	(1,652)	(2,351)	(2,343)
Accumulated other comprehensive loss	$ (4,299)	$ (4,034)	$ (3,209)